Operating segment and geographic data - Geographical information for revenues and long-lived assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information
Revenues	$ 34,312	$ 33,828	$ 35,481
Long-lived assets at December 31	5,363	4,743
Europe
Segment Reporting Information
Revenues	11,840	11,315	11,602
Long-lived assets at December 31	3,195	2,768
The Americas
Segment Reporting Information
Revenues	9,713	9,741	10,554
Long-lived assets at December 31	1,151	1,100
Asia, Middle East and Africa
Segment Reporting Information
Revenues	12,759	12,772	$ 13,325
Long-lived assets at December 31	$ 1,017	$ 875